Stock-Based Compensation Plan (Tables) - Surrozen Inc [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of stock option activity
A summary of stock option activity is as follows:

	Options Outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In years)	Aggregate Intrinsic Value (In thousands)
Outstanding—December 31, 2020	6,093,611	$0.40	8.43
Granted	3,094,625	1.85
Exercised	(720,531)	0.40
Canceled	(38,516)	0.85

Outstanding—June 30, 2021	8,429,189	0.93	8.60	$7,332

Options outstanding and exercisable as of June 30, 2021	8,429,189	0.93	8.60	7,332

Options vested and expect to vest as of June 30, 2021	8,429,189	0.93	8.60	7,332

A summary of stock option activity is as follows (in thousands except per share amounts):

	Options outstanding
	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (In Years)	Aggregate Intrinsic Value
Outstanding—January 1, 2020	4,091	$0.17	8.66
Granted	2,600	0.76
Exercised	(407)	0.44
Cancelled	(190)	0.31

Outstanding—December 31, 2020	6,094	0.40	8.43	$7,868

Options outstanding and exercisable as of December 31, 2020	6,094	0.40	8.43	7,868

Options vested and expect to vest as of December 31, 2020	6,094	0.40	8.43	7,868

Summary of RSU activity
The following table summarizes the Company’s RSA activity:

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at December 31, 2020	263,022	$0.69
Granted	1,100,000	1.75
Vested	(154,686)	1.13
Canceled	(93,750)	1.71

RSAs, unvested at June 30, 2021	1,114,586	1.59

The following table summarizes the Company’s RSA activity (in thousands except per share amounts):

	Number of Shares	Weighted Average Grant Date Fair Value
RSAs, unvested at January 1, 2020	461	$0.27
Granted	100	1.20
Cancelled	(29)	0.09
Vested	(269)	0.22

RSAs, unvested at December 31, 2020	263	0.69

Schedule of Weighted-Average Assumptions Used to Estimate Fair Value of Stock Options using Black-Scholes Option Pricing Model
The fair value of employee options is estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

	Six Months Ended June 30,
	2021	2020
Expected term (in years)	5.95	5.99
Expected volatility	63.43%	59.24%
Risk-free rate	0.78%	1.36%
Dividend yield	—	—

The fair value of employee options is estimated at the grant date using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Years Ended December 31,
	2020	2019
Expected term (in years)	5.96—6.07	5.92—6.08
Expected volatility	58.71%—62.88%	59.76%—64.12%
Risk-free interest rate	0.31%—1.48%	1.42%—2.48%
Dividend yield	— %	— %

Summary of Stock-based Compensation Expense
Total stock-based compensation recorded in the condensed statements of operations and comprehensive loss related to options and RSAs was as follows (in thousands):

	Six Months Ended June 30,
	2021	2020
Research and development	$347	$201
General and administrative	660	107

Total stock-based compensation expense	$1,007	$308

Total stock-based compensation recorded in the statements of operations related to options and RSAs was as follows (in thousands):

	Years Ended December 31,
	2020	2019
Research and development	$423	$687
General and administrative	212	103

Total stock-based compensation expense	$635	$790